Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets [Line Item]
Credit loss expense / (release)
Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased
Total
For the year ended 31.12.25
Global Wealth Management (12) 60 0 48
Personal & Corporate Banking 1 338 1 339
Asset Management 0 1 0 1
Investment Bank 17 116 0 133
Non-core and Legacy (2) 0 2 (1)
Group Items 2 0 0 2
Total 6 516 2 524
For the year ended 31.12.24
Global Wealth Management (60) 41 3 (16)
Personal & Corporate Banking (63) 487 (21) 404
Asset Management (1) 0 0 (1)
Investment Bank 56 42 0 97
Non-core and Legacy (30) 42 57 69
Group Items (2) 0 0 (2)
Total (99) 612 39 551
For the year ended 31.12.23
Global Wealth Management 127 27 13 166
Personal & Corporate Banking 271 183 27 482
Asset Management 1 (1) 0 0
Investment Bank 110 78 2 190
Non-core and Legacy 78 91 25 193
Group Items 5 0 0 6
Total 593 378 67 1,037

Economic scenarios and weights applied
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.25 31.12.24
Asset price appreciation / inflation 5.0 0.0
Baseline 50.0 60.0
Mild debt crisis 0.0 15.0
Moderate stagflation crisis 30.0 0.0
Stagflationary geopolitical crisis 0.0 25.0
Global trade war 15.0 0.0

Scenario assumptions
Scenario assumptions
One year
Three years cumulative
31.12.25
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (6.8) 8.6 6.6 0.5 (2.7)
Eurozone 2.5 1.5 (1.6) (7.9) 5.6 3.8 (0.6) (4.6)
Switzerland 2.7 1.9 (1.2) (6.3) 6.2 5.2 0.0 (3.0)
Consumer price index (percentage change)
United States 2.0 2.6 6.0 4.8 7.7 7.0 14.6 11.0
Eurozone 1.8 1.8 5.2 4.5 7.0 6.0 12.9 10.5
Switzerland 1.4 0.6 4.0 3.7 5.7 2.4 10.3 9.0
Unemployment rate (end-of-period level, %)
United States 3.2 4.5 6.8 11.0 3.0 4.3 8.4 10.8
Eurozone 6.0 6.4 7.7 11.0 6.0 6.3 8.4 10.4
Switzerland 2.7 3.1 3.7 5.1 2.6 2.7 4.1 5.4
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 11 198 99 48 40 171 15
EUR 0 15 198 110 38 40 180 15
CHF 0 13 173 76 38 35 153 5
Equity indices (percentage change)
S&P 500 20.0 12.5 (25.0) (50.0) 51.7 26.0 (5.2) (33.0)
EuroStoxx 50 16.0 7.2 (25.0) (50.0) 41.7 19.4 (13.9) (33.5)
SPI 14.0 2.5 (25.0) (50.0) 37.9 13.3 (9.0) (29.0)
Swiss real estate (percentage change)
Single-Family Homes
4.5 2.5 (3.4) (18.5) 12.0 7.7 (4.2) (25.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 1.7 (6.2) (25.6) 17.0 8.2 (7.3) (33.0)
Eurozone (House Price Index) 4.5 4.1 (5.1) (12.4) 12.9 12.7 (6.7) (18.8)
Scenario assumptions
One year
Three years cumulative
31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)
United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes
4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)

Development of ECL allowances and provisions
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2024 (2,507) (487) (459) (1,253) (309)
Net movement from new and derecognized transactions
1
1 (31) 32 0 0
of which: Private clients with mortgages 2 0 2 0 0
of which: Real estate financing 1 (3) 4 0 0
of which: Large corporate clients (12) (22) 10 0 0
of which: Ship and aircraft financing (2) (2) 0 0 0
of which: SME clients 6 3 3 0 0
of which: Other 6 (8) 14 0 0
of which: Loans to financial advisors
1 0 1 0 0
Remeasurements with stage transfers
2
(284) 26 2 (309) (4)
of which: Private clients with mortgages 43 2 40 0 0
of which: Real estate financing (3) 2 1 (7) 0
of which: Large corporate clients (88) 20 (32) (76) 0
of which: SME clients (149) 0 (6) (144) 0
of which: Other (87) 1 (1) (82) (4)
Remeasurements without stage transfers
3
(253) (52) 4 (206) 1
of which: Private clients with mortgages (19) (9) 3 (12) 0
of which: Real estate financing (24) (5) 0 (19) 0
of which: Large corporate clients (61) (20) (1) (38) (2)
of which: Ship and aircraft financing 19 9 10 0 0
of which: SME clients (142) (22) (8) (116) 3
of which: Other (26) (5) 0 (20) (1)
of which: Financial intermediaries and hedge funds
(8) (6) 0 (3) 0
of which: Loans to financial advisors
(6) 0 1 (7) 0
Model changes
4
13 11 1 0 0
Movements with profit or loss impact
5
(524) (46) 40 (515) (2)
Movements without profit or loss impact (write-off, FX and other)
6
(27) (44) (8) 11 14
Balance as of 31 December 2025 (3,058) (576) (428) (1,756) (298)
1 Represents the
increase and decrease
in allowances and
provisions resulting from
financial instruments (including
guarantees and facilities)
that were newly
originated, purchased or
renewed and from
the final
derecognition of loans
or facilities on
their maturity
date or earlier.
2 Represents the
remeasurement between
12-month and
lifetime ECL due
to stage transfers.
3 Represents the
change in allowances
and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances and
provisions resulting from write-offs of the ECL allowance
against the gross carrying amount when all or part
of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
Net movement from new and derecognized transactions
1
37 30 (21) 29 0
of which: Private clients with mortgages 2 (6) 8 0 0
of which: Real estate financing 8 5 3 0 0
of which: Large corporate clients (12) (6) (34) 28 0
of which: SME clients 10 4 5 0 0
of which: Other 30 33 (3) 0 1
of which: Loans to financial advisors
(2) (2) 0 0 0
Remeasurements with stage transfers
2
(509) 32 (53) (488) 0
of which: Private clients with mortgages (6) 0 (7) 0 0
of which: Real estate financing (8) 2 (4) (5) 0
of which: Large corporate clients (100) 21 (20) (101) 0
of which: SME clients (295) 3 (11) (287) 0
of which: Other (100) 6 (10) (96) 1
Remeasurements without stage transfers
3
(30) 127 36 (153) (40)
of which: Private clients with mortgages 27 18 18 (7) (2)
of which: Real estate financing 44 16 5 6 17
of which: Large corporate clients 29 55 31 (25) (32)
of which: SME clients (90) 5 2 (97) 0
of which: Other (40) 32 (19) (29) (23)
of which: Sovereign
(9) 12 (21) 0 0
Model changes
4
(49) (14) (35) 0 0
Movements with profit or loss impact
5
(551) 175 (74) (612) (39)
Movements without profit or loss impact (write-off, FX and other)
6
305 37 31 353 (116)
Balance as of 31 December 2024 (2,507) (487) (459) (1,253) (309)
1 Represents the
increase and decrease
in allowances and
provisions resulting from
financial instruments (including
guarantees and facilities)
that were newly
originated, purchased or
renewed and from
the final
derecognition of loans
or facilities on
their maturity
date or earlier.
2 Represents the
remeasurement between
12-month and
lifetime ECL due
to stage transfers.
3 Represents the
change in allowances
and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances and
provisions resulting from write-offs of the ECL allowance
against the gross carrying amount when all or part
of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.

ECL stage 2 classification by trigger
ECL stage 2 (“significant deterioration in credit risk”) allowances / provisions as of 31 December 2025 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
Private clients with mortgages (18) (11) 0 (7)
Real estate financing (27) (26) 0 (1)
Large corporate clients (178) (79) (95) (5)
SME clients (119) (97) (19) (3)
Ship / aircraft financing (10) (9) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Consumer financing / credit cards (39) 0 (16) (23)
Other (35) (34) (1) (1)
On- and off-balance sheet
(428) (255) (131) (42)

Maximum exposure to credit risk
Maximum exposure to credit risk
31.12.25
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 209.9 209.9
Amounts due from banks 19.6 0.0 0.0 0.0 0.1 19.5
Receivables from securities financing transactions
measured at amortized cost 83.7 0.0 78.1 4.5 1.0
Cash collateral receivables on derivative instruments
4,5
41.6 25.8 15.7
Loans and advances to customers 653.8 36.1 151.5 379.5 47.4 0.0 7.3 32.1
Other financial assets measured at amortized cost 71.9 0.2 0.7 0.0 6.7 0.0 64.3
Total financial assets measured at amortized cost 1,080.5 36.3 230.3 379.5 58.6 25.8 0.0 7.4 342.5
Financial assets measured at fair value
through other comprehensive income – debt 13.9 13.9
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 1,094.3 36.3 230.3 379.5 58.6 25.8 0.0 7.4 356.3
Guarantees
6
47.1 1.6 28.6 0.3 1.8 0.0 2.6 12.1
Irrevocable loan commitments 81.9 0.3 4.9 2.2 23.9 0.0 3.1 47.6
Forward starting reverse repurchase and securities
borrowing agreements 10.7 10.7 0.0
Committed unconditionally revocable credit lines 119.6 14.9 48.2 11.9 1.5 1.3 41.7
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 259.3 16.8 92.4 14.4 27.2 0.0 0.0 7.1 101.4
31.12.24
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks 18.9 0.0 0.2 0.1 0.2 18.4
Receivables from securities financing transactions
measured at amortized cost 118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative instruments
4,5
44.0 28.3 15.7
Loans and advances to customers 580.0 30.8 130.1 337.5 40.9 0.0 9.3 31.4
Other financial assets measured at amortized cost 58.8 0.2 0.7 0.0 5.3 52.7
Total financial assets measured at amortized cost 1,043.3 31.0 244.1 337.5 50.3 28.3 0.0 9.5 342.6
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL
1,045.5 31.0 244.1 337.5 50.3 28.3 0.0 9.5 344.7
Guarantees
6
40.2 1.9 19.6 0.4 2.3 0.0 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 0.0 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9 0.0
Committed unconditionally revocable credit lines 145.6 19.4 61.6 12.9 1.5 3.1 47.1
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 290.1 21.4 109.9 14.9 26.4 0.0 0.0 11.2 106.2
1 Of which USD 3,808
m for 31 December
2025 (31 December 2024:
USD
3,742
m) relates to total
credit-impaired financial assets
measured at amortized cost
and USD
135
m for 31 December
2025 (31 December
2024: USD 356
m) relates to total off-balance sheet financial instruments and credit lines for credit-impaired positions.
2 Collateral arrangements generally incorporate a range of collateral, including cash, equity and debt instruments, real estate, and
other collateral. For the purpose
of this disclosure, UBS applies a risk-based
approach that generally prioritizes collateral according
to its liquidity profile. In the case
of loan facilities
with funded and unfunded
elements, the collateral
is first allocated to
the funded element. For
legacy Credit Suisse infrastructure
a risk-based approach
is applied that generally
prioritizes real estate collateral
and
prioritizes other collateral
according to its liquidity
profile. In the
case of loan facilities
with funded and unfunded
elements, the collateral
is proportionally allocated.
3 Includes but is not
limited to life insurance
contracts, rights in
respect of subscription or
capital commitments from fund
partners, lien claims
on assets of borrowers,
leasing items, mortgage
loans, inventory,
gold and other commodities.
4 Included within
Cash collateral receivables on derivative instruments
are margin balances due from
exchanges or clearing houses. Some of
these margin balances reflect amounts
transferred on behalf of clients
who retain the associated
credit risk.
5 The amount shown in
the “Netting” column represents the
netting potential not recognized on
the balance sheet. Refer to
Note 21 for more information.
6 Guarantees collateralized by
equity and
debt instruments include certain
overnight repurchase
and reverse repurchase transactions
where UBS acts as
a sponsoring member for
eligible clients when clearing
through the Fixed
Income Clearing Corporation
(the FICC). As part of this arrangement, UBS guarantees the FICC for prompt and full payment and performance of the clients‘ respective obligations under the FICC’s rules. The Group minimizes its liability under these guarantees by obtaining a security interest in the cash or high-quality securities collateral that the clients place with the clearing house; therefore, the risk of loss is expected to be remote.

Financial assets subject to credit risk by rating category
Financial assets subject to credit risk by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total
gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 209,251 24 28 303 50 283 209,939 (81) 209,858 of which: stage 1 209,251 24 28 303 0 0 209,606 0 209,606
of which: stage 2 0 0 0 0 50 0 50 (29) 21
of which: PCI 0 0 0 0 0 283 283 (52) 231
Amounts due from banks 63 12,380 2,400 3,889 932 0 19,663 (14) 19,649 of which: stage 1 63 12,378 2,368 3,881 844 0 19,534 (9) 19,525 of which: stage 2 0 2 31 8 88 0 129 (5) 124
of which: PCI 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
of which: stage 1 29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
Cash collateral receivables on derivative instruments 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552 of which: stage 1 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552
Loans and advances to customers 11,484 261,921 180,185 148,949 47,377 6,419 656,336 (2,490) 653,846
of which: stage 1 11,292 259,203 174,090 139,208 40,696 0 624,490 (353) 624,137
of which: stage 2 192 2,717 6,096 9,741 6,680 0 25,425 (271) 25,155 of which: stage 3 0 0 0 0 0 5,577 5,577 (1,629) 3,947
of which: PCI 0 0 0 0 1 842 844 (237) 607
Other financial assets measured at amortized cost 18,235 40,053 2,803 8,542 2,079 309 72,021 (124) 71,897 of which: stage 1 18,234 39,974 2,697 8,092 1,459 0 70,457 (29) 70,427 of which: stage 2 1 79 106 451 620 0 1,256 (9) 1,247
of which: stage 3 0 0 0 0 0 306 306 (86) 220
of which: PCI 0 0 0 0 0 2 3 0 3
Total financial assets measured at amortized cost 279,765 355,486 207,491 181,765 51,651 7,010 1,083,168 (2,711) 1,080,458
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,148 12,590 9 113 8 0 13,868 0 13,868
Total on-balance sheet financial instruments 280,913 368,076 207,501 181,877 51,659 7,010 1,097,036 (2,711) 1,094,326
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Financial assets subject to credit risk by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,735 442 24 0 174 0 223,375 (47) 223,329 of which: stage 1 222,735 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 35 0 35 (21) 13
of which: PCI 0 0 0 0 140 0 140 (25) 114
Amounts due from banks 156 15,238 2,409 809 326 0 18,938 (36) 18,903 of which: stage 1 156 15,206 2,331 791 221 0 18,705 (1) 18,704 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: PCI 0 0 0 0 30 0 30 (30) 0
Receivables from securities financing transactions
67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,868 261,017 169,139 106,577 37,652 5,692 581,944 (1,978) 579,967
of which: stage 1 1,868 259,251 165,762 98,176 28,752 0 553,808 (276) 553,532
of which: stage 2 0 1,754 3,373 8,375 8,870 0 22,373 (323) 22,049 of which: stage 3 0 0 0 0 0 4,699 4,699 (1,134) 3,565
of which: PCI 0 11 5 25 30 992 1,064 (244) 820
Other financial assets measured at amortized cost 26,078 21,060 2,920 6,958 1,661 282 58,959 (125) 58,835 of which: stage 1 26,078 21,030 2,893 6,820 1,413 0 58,233 (25) 58,209 of which: stage 2 0 30 27 139 247 0 444 (7) 436
of which: stage 3 0 0 0 0 0 262 262 (84) 178
of which: PCI 0 0 0 0 0 20 20 (8) 12
Total financial assets measured at amortized cost 328,469 334,788 188,646 146,334 41,267 5,974 1,045,479 (2,187) 1,043,293
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 329,862 335,490 188,646 146,435 41,267 5,974 1,047,675 (2,187) 1,045,488
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
26,246 6,121 6,497 6,387 1,708 142 47,102 (50)
of which: stage 1 26,245 6,035 6,256 5,604 1,371 0 45,512 (15)
of which: stage 2 1 86 241 783 337 0 1,448 (22)
of which: stage 3 0 0 0 0 0 120 120 (13)
of which: PCI 0 0 0 0 0 22 22 0
Irrevocable loan commitments 1,570 22,972 20,787 19,574 17,045 174 82,122 (227)
of which: stage 1 1,570 22,778 20,493 19,339 13,796 0 77,976 (114)
of which: stage 2 0 194 294 235 3,215 0 3,938 (77)
of which: stage 3 0 0 0 0 0 174 174 (27)
of which: PCI 0 0 0 0 35 0 35 (9)
Forward starting reverse repurchase and securities borrowing agreements 3,783 6,057 234 648 0 0 10,723 0
Total off-balance sheet financial instruments 31,600 35,150 27,518 26,609 18,753 315 139,946 (277)
Credit lines
Committed unconditionally revocable credit lines 44,348 31,742 23,783 15,032 4,525 248 119,679 (67)
of which: stage 1 44,298 30,573 22,830 14,135 4,146 0 115,982 (51)
of which: stage 2 50 1,170 953 897 379 0 3,449 (16)
of which: stage 3 0 0 0 0 0 247 248 0
of which: PCI 0 0 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 6 2,882 2,372 1,841 1,071 5 8,178 (3)
of which: stage 1 6 2,871 2,369 1,831 1,064 0 8,141 (3)
of which: stage 2 0 11 3 10 8 0 32 0
of which: stage 3 0 0 0 0 0 5 5 0
Total credit lines 44,354 34,624 26,156 16,873 5,596 253 127,857 (70)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
17,395 7,282 8,403 5,196 1,829 174 40,279 (64)
of which: stage 1 17,395 7,247 8,362 4,484 1,371 0 38,858 (16)
of which: stage 2 0 35 41 708 459 0 1,242 (24)
of which: stage 3 0 0 0 0 0 151 151 (24)
of which: PCI 0 0 0 4 0 23 27 0
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,807 200 79,579 (177)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 187 187 (10)
of which: PCI 0 0 0 0 43 13 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,515 31,125 30,763 44,340 19,636 374 144,754 (241)
Credit lines
Committed unconditionally revocable credit lines 2,180 100,663 22,875 13,258 6,434 255 145,665 (76)
of which: stage 1 2,180 100,106 22,414 12,690 5,872 0 143,262 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 250 250 0
of which: PCI 0 0 0 0 0 5 5 0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 102,661 23,821 13,997 7,351 257 150,273 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.

Potential effect on stage 1 and stage 2 positions from changing key parameters
Potential effect on stage 1 and stage 2 positions from changing the global key parameters as of 31 December 2025
USD m 100% Baseline
100% Asset price
appreciation
100% Moderate
stagflation crisis
100% Global
trade war
Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–1.00% (2) (2) (62) (61) (11)
–0.50% (2) (2) (34) (42) (6)
+0.50% 11 9 39 96 12
+1.00% 25 20 86 208 28
Unemployment rate (absolute change)
–1.00% (9) (7) (25) (36) (8)
–0.50% (5) (4) (10) (20) (5)
+0.50% 8 6 18 22 5
+1.00% 14 12 33 52 13
Real GDP growth (relative change)
–2.00% 32 17 46 75 31
–1.00% 15 9 25 37 16
+1.00% (7) (6) (20) (27) (13)
+2.00% (15) (12) (45) (60) (27)
House Price Index (relative change)
–5.00% 20 13 56 240 34
–2.50% 9 5 25 110 15
+2.50% (6) (5) (22) (97) (13)
+5.00% (12) (9) (40) (182) (25)
Equity & Commodity Index (relative change)
–10.00% 13 7 10 6 7
–5.00% 5 4 6 1 3
+5.00% (2) (2) 0 (5) (3)
+10.00% (4) (4) (3) (6) (5)
Equity Volatility (absolute change)
–10.00% (7) (4) (11) (17) (9)
–5.00% (4) (2) (5) (9) (5)
+5.00% 7 2 6 12 5
+10.00% 12 6 16 26 10

Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2025
Actual ECL allowances
and provisions,
including staging
(as per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL
allowances and
provisions, assuming
all positions are
subject to lifetime ECL
Scenarios Weighted average
100% Asset price
appreciation 100% Baseline
100% Moderate
stagflation
100% Global
trade war Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (62) (35) (38) (114) (436) (215)
Real estate financing (60) (49) (53) (108) (129) (151)
Large corporate clients (399) (260) (306) (525) (791) (664)
SME clients (212) (195) (208) (312) (493) (340)
Ship financing (10) (9) (9) (10) (14) (22)
Consumer financing / credit cards (80) (74) (75) (80) (87) (239)
Other segments (182) (176) (180) (209) (236) (281)
Total (1,004) (797) (869) (1,358) (2,185) (1,913)
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2024
Actual ECL allowances and
provisions, including
staging (as per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL allowances
and provisions, assuming all
positions are subject to
lifetime ECL
Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (131) (82) (206) (119) (231)
Total (946) (654) (2,217) (952) (2,071)